Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Major Components of Other Assets and Liabilities [Table Text Block]

	2014	2015
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥2,073,499	¥358,302
Other	1,135,009	1,146,057
Investments in equity method investees	1,620,168	2,048,581
Prepaid benefit cost (Note 13)	412,417	514,877
Cash collateral pledged (Note 8)	1,045,851	1,716,302
Other	1,731,642	1,899,171

Total	¥8,018,586	¥7,683,290

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥583,845	¥1,500,429
Other	1,499,191	1,420,680
Deferred tax liabilities	253,714	912,422
Allowance for off-balance sheet credit instruments	69,871	73,329
Accrued benefit cost (Note 13)	61,026	73,750
Guarantees and indemnifications	44,824	45,268
Cash collateral received (Note 8)	454,506	906,456
Accrued and other liabilities	2,640,034	2,935,060

Total	¥5,607,011	¥7,867,394

Summarized Financial Information of Morgan Stanley [Table Text Block]

	2014	2015
	(in billions)
Trading assets	¥26,712	¥31,143
Securities purchased under agreements to resell	11,072	10,963
Securities borrowed	15,190	18,069
Total assets	85,566	99,633
Trading liabilities	11,485	15,028
Securities sold under agreements to repurchase and Securities loaned	15,083	10,457
Long-term borrowings	15,785	18,692
Total liabilities	78,334	90,564
Nonredeemable noncontrolling interests	329	157

	2013	2014	2015
	(in billions)
Net revenues	¥2,271	¥3,333	¥3,875
Total non-interest expenses	2,105	2,812	3,449
Income from continuing operations before income taxes	166	521	426
Net income applicable to Morgan Stanley	100	349	459

Summarized Financial Information of Equity Method Investees Other than Morgan Stanley [Table Text Block]

	2014	2015
	(in billions)
Net loans	¥9,493	¥10,082
Total assets	16,277	18,063
Deposits	4,674	5,475
Total liabilities	12,247	13,766
Noncontrolling interests	457	581

	2013	2014	2015
	(in billions)
Total interest income	¥444	¥543	¥590
Total interest expense	92	165	198
Net interest income	352	378	392
Provision for credit losses	55	59	73
Income before income tax expense	163	214	248
Net income	124	159	194